S-K 1603(a)(9) Restrictions on Selling Securities	Aug. 07, 2026
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]	In addition, in order to facilitate our initial business combination or for any other reason determined by our sponsor in its sole discretion, our sponsor may surrender or forfeit, transfer or exchange our founder shares, private placement units or any of our other securities, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities. We may also issue Class A ordinary shares upon conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions as set forth therein. Pursuant to the letter agreement to be entered with us, each of our sponsor, directors and officers have agreed to a lock-up and restrictions on their ability to transfer, assign, or sell the founder shares and private placement units and securities underlying the private placement units. Further, the sponsor membership interests (including the interests held by the non-managing members) are locked up and not transferable because the letter agreement prohibits indirect transfers.